DISPOSAL OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Disposal Of Assets [Abstract]
Summary of Disposals
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Proceeds, net of transaction costs	Carrying value assets disposed	Carrying value of liabilities disposed	Gain (loss) on disposal(1)	Post tax accumulated revaluation surplus	Net to Brookfield Renewable gain (loss) on disposal	Net to Brookfield Renewable post tax accumulated revaluation surplus
Indian Renewables Portfolio	$183	$566	$378	$20	$117	$6	$33
European Pumped Storage Portfolio	350	604	317	89	187	27	53
U.S. Wind Portfolio	195	2,000	1,200	(8)	95	(1)	24
Australian Renewables Portfolio	527	760	227	39	—	4	—
Indian Renewables Platform	—	2,086	1,423	129	100	11	8
Australian Wind Portfolio	172	580	421	58	86	9	8
French Renewables Portfolio	269	1,300	983	27	59	2	5
U.S. Distributed Generation Portfolio	1,400	4,188	2,561	267	298	67	104
Total	$3,096	$12,084	$7,510	$621	$942	$125	$235
(1)Includes amounts reclassified from accumulated other comprehensive income (loss) directly to the consolidated statements of income (loss).